Share Based Payment - Summary of Terms and Conditions Relating to Grants under Share Incentive Plan (Detail) - shares	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019
Restricted Stock Units [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Number of instruments	1,478,191	1,334,759	1,325,531
Vesting conditions	Refer notes	Refer notes	Refer notes
Contractual life	4 years 2 months 12 days	4 years 7 months 6 days	4 years 10 months 24 days
Employee Stock Options [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Number of instruments		21,588
Vesting conditions		Refer notes
Bottom of Range [Member] | Restricted Stock Units [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Contractual life	4 years	4 years	4 years
Bottom of Range [Member] | Employee Stock Options [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Contractual life		4 years
Top of Range [Member] | Restricted Stock Units [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Contractual life	8 years	8 years	8 years
Top of Range [Member] | Employee Stock Options [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Contractual life		7 years